UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-2946

Dreyfus Municipal Money Market Fund, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Janette E. Farragher, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	5/31
Date of reporting period:	2/28/13

FORM N-Q

Item 1.                        Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Municipal Money Market Fund, Inc.
February 28, 2013 (Unaudited)

	Coupon	Maturity	Principal
Short-Term Investments--100.0%	Rate (%)	Date	Amount ($)		Value ($)
Alabama--.2%
Alabama,
GO Notes, Refunding	5.00	6/1/13	1,000,000		1,012,300

Alaska--.2%
Alaska Industrial Development and
Export Authority, Revolving
Fund Revenue, Refunding	5.00	4/1/13	1,250,000		1,255,056

California--2.3%
Alameda County Industrial
Development Authority, Revenue
(Golden West Paper Converting
Corporation Project) (LOC;
Comerica Bank)	0.17	3/7/13	3,315,000	a	3,315,000
California Pollution Control
Financing Authority, SWDR
(GreenWaste Recovery, Inc.
Project) (LOC; Union Bank NA)	0.17	3/7/13	5,730,000	a	5,730,000
California Statewide Communities
Development Authority,
Revenue, CP (Kaiser Permanente)	0.15	5/1/13	3,000,000		3,000,000

Colorado--2.6%
Colorado Housing and Finance
Authority, SFMR (Liquidity
Facility; Royal Bank of Canada)	0.12	3/7/13	4,500,000	a	4,500,000
Deutsche Bank Spears/Lifers Trust
(Series DBE-1129X) (City and
County of Denver, Airport
System Revenue) (Liquidity
Facility; Deutsche Bank AG and
LOC; Deutsche Bank AG)	0.18	3/7/13	4,000,000 a,b,c		4,000,000
RBC Municipal Products Inc. Trust
(Series E-25) (City and
County of Denver, Aviation Airport
System Revenue) (Liquidity
Facility; Royal Bank of Canada
and LOC; Royal Bank of Canada)	0.14	3/7/13	5,000,000 a,b,c		5,000,000

Connecticut--.1%
Connecticut Development Authority,
IDR (AcuCut, Inc. Project)
(LOC; TD Bank)	0.28	3/7/13	650,000	a	650,000

Delaware--.1%
Delaware,
GO Notes	5.00	9/1/13	590,000		604,105

District of Columbia--6.0%
District of Columbia,
Enterprise Zone Revenue
(Trigen-Pepco Energy Services,

LLC Issue) (LOC; M&T Trust)	0.21	3/7/13	6,505,000	a	6,505,000
Wells Fargo Stage Trust (Series
106C) (Anacostia Waterfront
Corporation, PILOT Revenue
(Waterfront Project))
(Liquidity Facility; Wells
Fargo Bank and LOC; Wells
Fargo Bank)	0.10	3/7/13	25,000,000 a,b,c		25,000,000

Florida--7.7%
Broward County Housing Finance
Authority, MFHR (Cypress Grove
Apartments Project) (LOC; FNMA)	0.16	3/7/13	20,000,000	a	20,000,000
Collier County Health Facilities
Authority, Revenue, CP
(Cleveland Clinic Health
System)	0.14	5/21/13	10,000,000		10,000,000
Hillsborough County Industrial
Development Authority, IDR
(Seaboard Tampa Terminals
Venture Project) (LOC;
Northern Trust Company)	0.41	3/7/13	4,000,000	a	4,000,000
Orange County Health Facilities
Authority, HR (Orlando
Regional Healthcare System)
(LOC; Branch Banking and Trust
Co.)	0.11	3/7/13	2,500,000	a	2,500,000
Polk County Industrial Development
Authority, IDR (Florida
Treatt, Inc. Project) (LOC;
Bank of America)	0.26	3/7/13	2,325,000	a	2,325,000
Sunshine State Government
Financing Commission, Revenue,
CP (Liquidity Facility;
JPMorgan Chase Bank)	0.18	5/9/13	1,625,000		1,625,000

Georgia--1.7%
Carrollton Independent School
System, GO Notes	4.50	4/1/13	1,000,000		1,003,466
Floyd County Development
Authority, Revenue (Berry
College Project) (LOC; FHLB)	0.10	3/7/13	6,000,000	a	6,000,000
Macon County Development
Authority, IDR (Swartz Ag, LLC
Project) (LOC; Branch Banking
and Trust Co.)	0.19	3/7/13	1,760,000	a	1,760,000

Illinois--2.5%
Deutsche Bank Spears/Lifers Trust
(Series DB-483) (Northern
Illinois Municipal Power
Agency, Power Project Revenue
(Prairie State Project))
(Liquidity Facility; Deutsche
Bank AG and LOC; Deutsche Bank
AG)	0.12	3/7/13	6,000,000 a,b,c		6,000,000
Southwestern Illinois Development
Authority, Solid Waste
Disposal Facilities Revenue
(Center Ethanol Company, LLC
Project) (LOC; FHLB)	0.13	3/7/13	7,370,000	a	7,370,000

Indiana Finance Authority,
IDR (Midwest Fertilizer
Corporation Project)	0.20	7/1/13	5,000,000		5,000,000
Noblesville,
EDR (GreyStone Apartments
Project) (LOC; Bank of America)	0.40	3/7/13	10,845,000	a	10,845,000

Iowa--2.1%
Iowa Finance Authority,
SWDR (MidAmerican Energy
Project)	0.16	3/7/13	11,000,000	a	11,000,000

Louisiana--3.0%
Ascension Parish Industrial
Development Board, Revenue
(International Matex Tank
Terminals - Geismar Project)
(LOC; FHLB)	0.10	3/7/13	9,000,000	a	9,000,000
Louisiana Public Facilities
Authority, Revenue (Air
Products and Chemicals Project)	0.09	3/1/13	2,000,000	a	2,000,000
Louisiana Public Facilities
Authority, Revenue (Tiger
Athletic Foundation Project)
(LOC; FHLB)	0.11	3/7/13	4,600,000	a	4,600,000

Maryland--1.7%
Baltimore County,
Revenue, Refunding (Shade Tree
Trace Apartments Facility)
(LOC; M&T Trust)	0.16	3/7/13	900,000	a	900,000
Montgomery County,
CP (Liquidity Facility;
JPMorgan Chase Bank)	0.18	3/13/13	3,000,000		3,000,000
Montgomery County,
CP (Liquidity Facility; State
Street Bank and Trust Co.)	0.15	4/10/13	5,000,000		5,000,000

Massachusetts--4.4%
Massachusetts Department of
Transportation, Metropolitan
Highway System Subordinated
Revenue (Commonwealth Contract
Assistance Secured) (Liquidity
Facility; Barclays Bank PLC)	0.10	3/7/13	19,000,000	a	19,000,000
Massachusetts Development Finance
Agency, Revenue (New Bedford
Waste Issue) (LOC; Comerica
Bank)	0.15	3/7/13	2,770,000	a	2,770,000
Northborough,
GO Notes, BAN	1.25	4/26/13	1,603,700		1,605,652

Michigan--.7%
Board of Trustees of the Michigan
State University, CP	0.15	5/20/13	3,650,000		3,650,000

Mississippi--1.0%
Jackson County,

Port Facility Revenue,
Refunding (Chevron U.S.A. Inc.
Project)	0.09	3/1/13	3,300,000	a	3,300,000
Mississippi Business Finance
Corporation, Gulf Opportunity
Zone IDR (Chevron U.S.A. Inc.
Project)	0.09	3/1/13	2,000,000	a	2,000,000

Nevada--1.9%
Clark County,
Airport System Junior
Subordinate Lien Revenue	2.00	7/1/13	10,000,000		10,052,621

New Jersey--.5%
Paterson,
GO Notes, BAN (General
Improvement and Tax Appeal)	1.50	6/6/13	2,500,000		2,501,634

New York--7.2%
Amsterdam Enlarged City School
District, GO Notes, BAN	1.25	6/28/13	4,300,000		4,308,356
Erie County Fiscal Stability
Authority, Revenue, BAN	1.00	7/31/13	6,000,000		6,018,489
Monroe County Industrial
Development Agency, IDR
(Chaney Enterprises, LLC
Project) (LOC; M&T Trust)	0.31	3/7/13	1,650,000	a	1,650,000
New York City Housing Development
Corporation, MFHR (Citigroup
ROCS, Series RR II R-13100)
(Liquidity Facility; Citibank
NA)	0.13	3/7/13	1,665,000 a,b,c		1,665,000
New York State Dormitory
Authority, Revenue (Catholic
Health System Obligated Group)
(LOC; HSBC Bank USA)	0.12	3/7/13	3,570,000	a	3,570,000
Triborough Bridge and Tunnel
Authority, General Revenue,
Refunding (MTA Bridges and
Tunnels) (Liquidity Facility;
Landesbank Hessen-Thuringen
Girozentrale)	0.16	3/1/13	20,500,000	a	20,500,000

North Carolina--3.5%
Charlotte,
COP, Refunding (Cultural Arts
Facilities)	4.00	6/1/13	1,000,000		1,009,442
Charlotte,
CP (Liquidity Facility; Wells
Farga Bank)	0.15	3/14/13	2,570,000		2,570,000
North Carolina Medical Care
Commission, Health Care
Facilities First Mortgage
Revenue (Deerfield Episcopal
Retirement Community) (LOC;
Branch Banking and Trust Co.)	0.12	3/7/13	15,035,000	a	15,035,000

Ohio--5.6%
Columbus,
Sewerage System Revenue
(JPMorgan Chase Bank PUTTERS,

Series 2456) (Liquidity
Facility; JPMorgan Chase Bank)	0.12	3/7/13	1,400,000 a,b,c		1,400,000
Cuyahoga County,
IDR (King Nut Project) (LOC;
PNC Bank NA)	0.20	3/7/13	2,075,000	a	2,075,000
Cuyahoga County,
IDR (King Nut Project) (LOC;
PNC Bank NA)	0.20	3/7/13	1,995,000	a	1,995,000
Ohio Higher Educational Facility
Commission, Revenue, CP (Case
Western Reserve University)
(Liquidity Facility; JPMorgan
Chase Bank)	0.17	5/8/13	12,000,000		12,000,000
Ohio Housing Finance Agency,
Residential Mortgage Revenue
(Mortgage-Backed Securities
Program) (Liquidity Facility;
Wells Fargo Bank)	0.15	3/7/13	10,000,000	a	10,000,000
Union Township,
GO Notes, Refunding, BAN
(Various Purpose)	1.00	9/11/13	2,000,000		2,005,820

Oregon--.9%
Oregon,
GO Notes (Veterans' Welfare
Bonds) (Liquidity Facility;
Bank of Tokyo-Mitsubishi UFJ)	0.10	3/7/13	5,000,000	a	5,000,000

Pennsylvania--13.5%
Chester County Health and
Education Facilities
Authority, Mortgage Revenue
(Tel Hai Obligated Group
Project) (LOC; M&T Trust)	0.11	3/7/13	5,930,000	a	5,930,000
Delaware County Industrial
Development Authority, Revenue
(Astra Foods, Inc. Project)
(LOC; Wells Fargo Bank)	0.31	3/7/13	660,000	a	660,000
Deutsche Bank Spears/Lifers Trust
(Series DBE-1096)
(Pennsylvania Turnpike
Commission, Turnpike
Subordinate Revenue)
(Liquidity Facility; Deutsche
Bank AG and LOC; Deutsche Bank
AG)	0.16	3/7/13	6,340,000 a,b,c		6,340,000
Emmaus General Authority,
Local Government Revenue (Bond
Pool Program) (LOC; U.S. Bank
NA)	0.09	3/7/13	9,300,000	a	9,300,000
Franklin County Industrial
Development Authority, Revenue
(James and Donna Martin
Project) (LOC; Wells Fargo
Bank)	0.31	3/7/13	1,000,000	a	1,000,000
Horizon Hospital System Authority,
Senior Health and Housing
Facilities Revenue (Saint Paul
Homes Project) (LOC; M&T Trust)	0.16	3/7/13	1,300,000	a	1,300,000
Lancaster Industrial Development
Authority, Revenue (Henry
Molded Products, Inc. Project)

(LOC; M&T Trust)	0.41	3/7/13	1,200,000	a	1,200,000
Luzerne County Industrial
Development Authority, Revenue
(Cornell Iron Works Project)
(LOC; Bank of America)	0.31	3/7/13	1,000,000	a	1,000,000
Montgomery County Higher Education
and Health Authority, Revenue
(Pennsylvania Higher Education
and Health Loan Program) (LOC;
M&T Trust)	0.16	3/7/13	4,115,000	a	4,115,000
Pennsylvania Economic Development
Financing Authority, Revenue
(Evergreen Community Power
Facility) (LOC; M&T Trust)	0.26	3/7/13	15,000,000	a	15,000,000
Pennsylvania Economic Development
Financing Authority,
Unemployment Compensation
Revenue (LOC; PNC Bank NA)	0.10	3/7/13	5,000,000	a	5,000,000
Philadelphia Authority for
Industrial Development,
Revenue (The Philadelphia
Protestant Home Project) (LOC;
Bank of America)	0.29	3/7/13	4,965,000	a	4,965,000
RBC Municipal Products Inc. Trust
(Series E-16) (Allegheny
County Hospital Development
Authority, Revenue (University
of Pittsburgh Medical Center))
(Liquidity Facility; Royal
Bank of Canada and LOC; Royal
Bank of Canada)	0.11	3/7/13	5,400,000 a,b,c		5,400,000
RBC Municipal Products Inc. Trust
(Series E-29) (Allegheny
County Hospital Development
Authority, Revenue (University
of Pittsburgh Medical Center))
(Liquidity Facility; Royal
Bank of Canada and LOC; Royal
Bank of Canada)	0.11	3/7/13	7,000,000 a,b,c		7,000,000
York County Industrial Development
Authority, Revenue (Riach
Family Limited Partnership
Project) (LOC; M&T Trust)	0.36	3/7/13	1,350,000	a	1,350,000
York County Industrial Development
Authority, Revenue (York Sheet
Metal, Inc. Project) (LOC; M&T
Trust)	0.36	3/7/13	1,320,000	a	1,320,000

South Carolina--.9%
South Carolina Association of
Governmental Organizations,
COP (Evidencing Undivided
Proportionate Interests in
General Obligation Debt of
Certain South Carolina School
Districts)	1.75	3/1/13	5,000,000		5,000,000

Tennessee--7.3%
Blount County Public Building
Authority, Local Government
Public Improvement Revenue
(Liquidity Facility; Branch

Banking and Trust Co.)	0.12	3/7/13	14,450,000	a	14,450,000
Clarksville Public Building
Authority, Pooled Financing
Revenue (Tennessee Municipal
Bond Fund) (LOC; Bank of
America)	0.17	3/1/13	2,000,000	a	2,000,000
Clarksville Public Building
Authority, Pooled Financing
Revenue (Tennessee Municipal
Bond Fund) (LOC; Bank of
America)	0.17	3/7/13	8,250,000	a	8,250,000
Metropolitan Government of
Nashville and Davidson County,
CP (Liquidity Facility:
California Public Employee
Retirement System, California
State Teachers Retirement
System and State Street Bank
and Trust Co.)	0.14	3/5/13	3,000,000		3,000,000
Metropolitan Government of
Nashville and Davidson County,
Water and Sewer Revenue, CP
(Liquidity Facility; JPMorgan
Chase Bank)	0.18	5/7/13	5,000,000		5,000,000
Sevier County Public Building
Authority, Local Government
Public Improvement Revenue
(LOC; Bank of America)	0.14	3/7/13	6,000,000	a	6,000,000

Texas--15.7%
El Paso Independent School
District, Unlimited Tax School
Building Bonds (Liquidity
Facility; JPMorgan Chase Bank
and LOC; Permanent School Fund
Guarantee Program)	0.22	4/4/13	4,000,000		4,000,000
Harris County,
CP (Liquidity Facility; Bank
of Tokyo-Mitsubishi UFJ)	0.13	3/18/13	5,000,000		5,000,000
Harris County Cultural Education
Facilities Finance
Corporation, Medical
Facilities Mortgage Revenue,
Refunding (Baylor College of
Medicine) (LOC; Barclays Bank
PLC)	0.11	3/7/13	6,200,000	a	6,200,000
Harris County Cultural Education
Facilities Finance
Corporation, Revenue,
Refunding (Young Men's
Christian Association of the
Greater Houston Area) (LOC;
JPMorgan Chase Bank)	0.12	3/7/13	10,000,000	a	10,000,000
Harris County Health Facilities
Development Corporation,
Revenue, Refunding (The
Methodist Hospital System)	0.10	3/1/13	1,000,000	a	1,000,000
Houston,
CP (Liquidity Facility;
Sumitomo Mitsui Banking Corp.)	0.14	3/21/13	5,000,000		5,000,000
Houston,
Utility System Revenue, CP

(LOC; Wells Fargo Bank)	0.15	4/3/13	2,500,000		2,500,000
Jefferson County Industrial
Development Corporation,
Hurricane Ike Disaster Area
Revenue (Jefferson Refinery,
L.L.C. Project) (LOC; Branch
Banking and Trust Co.)	0.45	3/15/13	9,000,000		9,000,000
Jefferson County Industrial
Development Corporation,
Hurricane Ike Disaster Area
Revenue (Jefferson Refinery,
L.L.C. Project) (LOC; Branch
Banking and Trust Co.)	0.45	3/15/13	1,000,000		1,000,000
Lower Colorado River Authority,
CP (Transmission Service
Corporation) (LOC: JPMorgan
Chase Bank and State Street
Bank and Trust Co.)	0.14	3/11/13	5,200,000		5,200,000
Port of Port Arthur Navigation
District, Revenue, CP	0.33	5/9/13	5,000,000		5,000,000
Red River Education Finance
Corporation, Higher Education
Revenue (Texas Christian
University Project)	0.11	3/7/13	1,500,000	a	1,500,000
San Antonio,
Electric and Gas Revenue, CP
(Liquidity Facility; Bank of
Tokyo-Mitsubishi UFJ)	0.15	4/9/13	4,500,000		4,500,000
Texas,
GO Notes (Veterans' Housing
Assistance Program) (Liquidity
Facility; State Street Bank
and Trust Co.)	0.13	3/7/13	9,000,000	a	9,000,000
Texas,
TRAN	2.50	8/30/13	2,000,000		2,022,680
Texas Municipal Power Agency,
Revenue, CP (LOC: Bank of
America and JPMorgan Chase
Bank)	0.15	3/8/13	1,135,000		1,135,000
Texas Public Finance Authority,
Revenue, CP	0.12	3/14/13	5,000,000		5,000,000
Texas Public Finance Authority,
Revenue, CP	0.15	4/11/13	5,000,000		5,000,000

Virginia--1.1%
Harrisonburg Industrial
Development Authority,
Revenue, Refunding (Virginia
Mennonite Retirement
Community) (LOC; Branch
Banking and Trust Co.)	0.12	3/7/13	5,895,000	a	5,895,000

Washington--.5%
Pierce County Economic Development
Corporation, Industrial
Revenue (SeaTac Packaging
Project) (LOC; HSBC Bank USA)	0.18	3/7/13	2,880,000	a	2,880,000

Wisconsin--2.1%
Wisconsin Health and Educational
Facilities Authority, Revenue

(Aurora Health Care) (LOC;
JPMorgan Chase Bank)	0.18	6/10/13	3,000,000	3,000,000
Wisconsin Health and Educational
Facilities Authority, Revenue
(Aurora Health Care) (LOC;
JPMorgan Chase Bank)	0.18	7/9/13	3,000,000	3,000,000
Wisconsin Health and Educational
Facilities Authority, Revenue
(Aurora Health Care) (LOC;
JPMorgan Chase Bank)	0.20	8/6/13	5,000,000	5,000,000

Total Investments (cost $526,594,621)			100.0%	526,594,621
Cash and Receivables (Net)			.0%	169,680
Net Assets			100.0%	526,764,301

a	Variable rate demand note - rate shown is the interest rate in effect at February 28, 2013. Maturity date represents the next demand date, or the ultimate maturity date if earlier.
b	Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2013, these securities amounted to $61,805,000 or 11.7% of net assets.
c	The fund does not directly own the municipal security indicated; the fund owns an interest in a special purpose entity that, in turn, owns the underlying municipal security. The special purpose entity permits the fund to own interests in underlying assets, but in a manner structured to provide certain advantages not inherent in the underlying bonds (e.g., enhanced liquidity, yields linked to short-term rates).

At February 28, 2013, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Summary of Abbreviations
ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	DRIVERS	Derivative Inverse Tax-Exempt Receipts
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association	GAN	Grant Anticipation Notes
GIC	Guaranteed Investment Contract	GNMA	Government National Mortgage Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development Revenue	LIFERS	Long Inverse Floating Exempt Receipts
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MERLOTS	Municipal Exempt Receipt Liquidity Option Tender
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	P-FLOATS	Puttable Floating Option Tax-Exempts Receipts
PILOT	Payment in Lieu of Taxes	PUTTERS	Puttable Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	ROCS	Reset Option Certificates
RRR	Resources Recovery Revenue	SAAN	State Aid Anticipation Notes
SBPA	Standby Bond Purchase Agreement	SFHR	Single Family Housing Revenue
SFMR	Single Family Mortgage Revenue	SONYMA	State of New York Mortgage Agency
SPEARS	Short Puttable Exempt Adjustable Receipts	SWDR	Solid Waste Disposal Revenue

TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

The following is a summary of the inputs used as of February 28, 2013 in valuing the fund's investments:

Valuation Inputs	Short-Term Investments ($)+
Level 1 - Unadjusted Quoted Prices	-
Level 2 - Other Significant Observable Inputs	526,594,621
Level 3 - Significant Unobservable Inputs	-
Total	526,594,621

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 under the Act. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined by procedures established by and under the general supervision of the Board of Trustees.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.                        Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.                        Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Municipal Money Market Fund, Inc.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	April 25, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	April 25, 2013

By: /s/ James Windels
James Windels Treasurer
Date:	April 25, 2013

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)